UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-04494

                             The Gabelli Asset Fund

(Exact name of registrant as specified in charter)

One Corporate Center

                     Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                     Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Asset Fund

Semiannual Report — June 30, 2014

(Y)our Portfolio Management Team

Morningstar® rated The Gabelli Asset Fund Class AAA Shares 5 stars overall, 3 stars for the three year period, and 5 stars for the five and ten year periods ended June 30, 2014 among 1,338, 1,338, 1,192, and 798 Large Blend funds,

respectively. Morningstar RatingTM is based on risk-adjusted returns.

To Our Shareholders,

For the six months ended June 30, 2014, the net asset value (“NAV”) per Class AAA Share of The Gabelli Asset Fund increased 5.3% compared with an increase of 7.1% for the Standard & Poor’s (“S&P”) 500 Index. See page 2 for additional performance information.

Enclosed are the schedule of investments and financial statements as of June 30, 2014.

Comparative Results

Average Annual Returns through June 30, 2014 (a) (Unaudited)					Since Inception (3/3/86)
	Six Months	1 Year	5 Year	10 Year
Class AAA (GABAX)	5.27%	22.67%	19.80%	9.88%	12.65%
S&P 500 Index	7.14	24.61	18.83	7.78	10.43	(d)
Dow Jones Industrial Average	2.66	15.46	17.76	7.62	11.29	(d)
Nasdaq Composite Index	6.18	30.98	20.57	9.20	9.11	(d)
Class A (GATAX)	5.26	22.66	19.79	9.88	12.65
With sales charge (b)	(0.79)	15.61	18.38	9.23	12.41
Class C (GATCX)	4.86	21.75	18.90	9.06	12.34
With contingent deferred sales charge (c)	3.86	20.75	18.90	9.06	12.34
Class I (GABIX)	5.39	22.96	20.09	10.05	12.72

In the current prospectuses dated April 30, 2014, the expense ratios for Class AAA, A, C, and I Shares are 1.35%, 1.35%, 2.10%, and 1.10%, respectively. See page 16 for the expense ratios for the six months ended June 30, 2014. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had Gabelli Funds, LLC (the “Adviser”) not reimbursed certain expenses of the Fund for periods prior to December 31, 1988. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Dow Jones Industrial Average and the Nasdaq Composite Index are unmanaged indicators of stock market performance. Dividends are considered reinvested, except for the Nasdaq Composite Index. You cannot invest directly in an index. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003 and Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(d)	The S&P 500 Index, Dow Jones Industrial Average, and Nasdaq Composite Index since inception performance results are as of February 28, 1986.

The Gabelli Asset Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2014 through June 30, 2014	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/14	Ending Account Value 06/30/14	Annualized Expense Ratio	Expenses Paid During Period*

The Gabelli Asset Fund

Actual Fund Return
Class AAA	$1,000.00	$1,052.70	1.35%	$ 6.87
Class A	$1,000.00	$1,052.60	1.35%	$ 6.87
Class C	$1,000.00	$1,048.60	2.10%	$10.67
Class I	$1,000.00	$1,053.90	1.10%	$ 5.60
Hypothetical 5% Return
Class AAA	$1,000.00	$1,018.10	1.35%	$ 6.76
Class A	$1,000.00	$1,018.10	1.35%	$ 6.76
Class C	$1,000.00	$1,014.38	2.10%	$10.49
Class I	$1,000.00	$1,019.34	1.10%	$ 5.51

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2014:

The Gabelli Asset Fund

Food and Beverage	11.8%
Financial Services	8.4%
Cable and Satellite	7.3%
Equipment and Supplies	7.3%
Energy and Utilities	6.8%
Entertainment	6.7%
Health Care	5.3%
Diversified Industrial	4.6%
Consumer Products	4.5%
Automotive: Parts and Accessories	4.2%
Machinery	3.3%
Aviation: Parts and Services	2.8%
Retail	2.7%
Business Services	2.5%
Telecommunications	2.0%
Consumer Services	1.9%
Aerospace	1.7%
Metals and Mining	1.7%
Hotels and Gaming	1.6%
Computer Software and Services	1.5%
Broadcasting	1.4%
Specialty Chemicals	1.4%
Environmental Services	1.2%

Publishing	1.2%
Automotive	1.1%
Electronics	1.0%
Agriculture	0.7%
Transportation	0.6%
Wireless Communications	0.6%
U.S. Government Obligations	0.6%
Communications Equipment	0.4%
Real Estate	0.3%
Computer Hardware	0.3%
Building and Construction	0.2%
Real Estate Investment Trusts	0.1%
Airlines	0.1%
Manufactured Housing and Recreational Vehicles	0.1%
Home Furnishings	0.1%
Closed-End Funds	0.0%*
Other Assets and Liabilities (Net)	0.0%*

100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Asset Fund

Schedule of Investments — June 30, 2014 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 99.4%
	Aerospace — 1.7%
660,000	Exelis Inc.	$3,153,567	$11,206,800
5,000	Lockheed Martin Corp.	147,750	803,650
7,500	Northrop Grumman Corp.	335,297	897,225
2,175,000	Rolls-Royce Holdings plc	16,260,973	39,791,124
291,450,000	Rolls-Royce Holdings plc, Cl. C†(a)	488,994	498,785
2,000	Spirit AeroSystems Holdings Inc., Cl. A†	62,973	67,400
98,000	The Boeing Co.	5,643,746	12,468,540

		26,093,300	65,733,524

	Agriculture — 0.7%
412,000	Archer Daniels Midland Co.	5,292,912	18,173,320
61,058	Monsanto Co.	1,180,246	7,616,375
9,000	Potash Corp of Saskatchewan Inc.	41,185	341,640
27,200	The Mosaic Co.	472,495	1,345,040

		6,986,838	27,476,375

	Airlines — 0.1%
114,408	American Airlines Group Inc.†	1,154,734	4,914,968
100,000	American Airlines Group Inc., Escrow†	1,464	185,000

		1,156,198	5,099,968

	Automotive — 1.1%
295,000	Ford Motor Co.	3,806,658	5,085,800
150,000	Hertz Global Holdings Inc.†	3,519,444	4,204,500
663,000	Navistar International Corp.†	16,058,472	24,849,240
96,100	PACCAR Inc.	493,664	6,037,963
3,200	Volkswagen AG	128,709	827,276

		24,006,947	41,004,779

	Automotive: Parts and Accessories — 4.2%
228,400	BorgWarner Inc.	1,018,690	14,889,396
338,000	Brembo SpA	3,829,565	12,338,874
94,000	CLARCOR Inc.	602,883	5,813,900
550,600	Dana Holding Corp.	6,033,819	13,445,652
145,677	Federal-Mogul Holdings Corp.†	2,181,049	2,947,046
546,500	Genuine Parts Co.	15,277,314	47,982,700
430,500	Johnson Controls Inc.	4,907,951	21,494,865
115,000	Modine Manufacturing Co.†	1,174,864	1,810,100
173,000	O’Reilly Automotive Inc.†	7,451,242	26,053,800
86,000	Standard Motor Products Inc.	758,989	3,841,620
185,000	Superior Industries International Inc.	3,649,504	3,814,700
91,400	Tenneco Inc.†	2,419,319	6,004,980
1,500	Visteon Corp.†	141,655	145,515

		49,446,844	160,583,148

Shares			Cost	Market Value
		Aviation: Parts and Services — 2.8%
1,075,000		BBA Aviation plc	$2,639,548	$5,684,813
435,500		Curtiss-Wright Corp.	3,038,055	28,551,380
580,000		GenCorp Inc.†	1,952,181	11,078,000
121,100		Kaman Corp.	1,946,448	5,174,603
226,000		Precision Castparts Corp.	2,274,459	57,042,400
12,000		Woodward Inc.	426,301	602,160

			12,276,992	108,133,356

		Broadcasting — 1.4%
298,200		CBS Corp., Cl. A, Voting	3,240,738	18,518,220
18,000		Cogeco Inc.	342,646	927,960
26,666		Corus Entertainment Inc., Cl. B, New York	43,320	622,304
13,334		Corus Entertainment Inc., Cl. B, Toronto	21,662	312,029
202,000		Liberty Media Corp., Cl. A†	2,423,398	27,609,360
108,000		LIN Media LLC, Cl. A†	1,590,840	2,943,000
12,000		Naspers Ltd., Cl. N	472,418	1,412,694
366,000		Television Broadcasts Ltd.	1,680,508	2,377,697
50,000		Tokyo Broadcasting System Holdings Inc.	726,526	613,494

			10,542,056	55,336,758

		Building and Construction — 0.2%
8,000		Assa Abloy AB, Cl. B	408,773	407,091
181,300		Fortune Brands Home & Security Inc.	2,469,582	7,239,309
67,070		Layne Christensen Co.†	1,338,332	892,031

			4,216,687	8,538,431

		Business Services — 2.5%
98,000		ACCO Brands Corp.†	666,424	628,180
54,561		Aramark	1,272,850	1,412,039
42,000		Ascent Capital Group Inc., Cl. A†	935,541	2,772,420
7,393		Blackhawk Network Holdings Inc., Cl. B†	172,402	198,502
88,100		Blucora Inc.†	1,466,641	1,662,447
240,000		Clear Channel Outdoor Holdings Inc., Cl. A	1,311,093	1,963,200
15,080	(b)	Contax Participacoes SA	30,974	108,450
168,600		Ecolab Inc.	1,554,360	18,771,924
15,000		Edenred	273,621	454,847
125,000		Fly Leasing Ltd., ADR	1,652,288	1,811,250
60,000		Landauer Inc.	370,683	2,520,000
349,900		Live Nation Entertainment Inc.†	3,714,927	8,639,031
80,000		Macquarie Infrastructure Co. LLC	2,899,014	4,989,600
247,000		MasterCard Inc., Cl. A	1,728,257	18,147,090
20,000		MOCON Inc.	275,440	316,200
5,000		Mohawk Industries Inc.†	317,604	691,700

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2014 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Business Services (Continued)
35,000	Monster Worldwide Inc.†	$458,707	$228,900
2,000	MSC Industrial Direct Co. Inc., Cl. A	143,139	191,280
258,752	The Brink’s Co.	7,090,324	7,301,981
1,065,000	The Interpublic Group of Companies Inc.	10,839,211	20,778,150
16,000	Visa Inc., Cl. A	847,361	3,371,360

		38,020,861	96,958,551

	Cable and Satellite — 7.3%
345,400	AMC Networks Inc., Cl. A†	970,062	21,238,646
1,825,600	Cablevision Systems Corp., Cl. A	3,737,591	32,221,840
6,000	Charter Communications Inc., Cl. A†	298,565	950,280
15,000	Com Hem Holding AB†	131,125	141,434
160,000	Comcast Corp., Cl. A	2,208,213	8,588,800
313,000	Comcast Corp., Cl. A, Special	6,677,144	16,692,290
31,000	DigitalGlobe Inc.†	567,756	861,800
774,002	DIRECTV†	7,617,436	65,797,910
312,200	DISH Network Corp., Cl. A†	6,570,785	20,317,976
103,000	EchoStar Corp., Cl. A†	3,093,419	5,452,820
147,900	Liberty Global plc, Cl. A†	629,500	6,540,138
593,700	Liberty Global plc, Cl. C†	5,060,283	25,119,447
944,800	Rogers Communications Inc., New York, Cl. B	6,174,701	38,028,200
50,000	Rogers Communications Inc., Toronto, Cl. B	229,821	2,012,089
219,900	Scripps Networks Interactive Inc., Cl. A	7,376,391	17,842,686
124,000	Shaw Communications Inc., New York, Cl. B	240,822	3,181,840
120,000	Shaw Communications Inc., Toronto, Cl. B	164,952	3,076,894
220,000	Sky Deutschland AG†	1,925,730	2,026,784
76,000	Time Warner Cable Inc.	5,478,107	11,194,800

		59,152,403	281,286,674

	Closed-End Funds — 0.0%
11,417	Royce Global Value Trust Inc.†	99,328	107,434
79,920	Royce Value Trust Inc.	975,443	1,278,720

		1,074,771	1,386,154

	Communications Equipment — 0.4%
570,000	Corning Inc.	4,704,424	12,511,500
16,000	Motorola Solutions Inc.	962,492	1,065,120

		5,666,916	13,576,620

	Computer Hardware — 0.3%
220,039	Hewlett-Packard Co.	4,820,692	7,410,914

Shares		Cost	Market Value
20,000	International Business Machines Corp.	$3,510,946	$3,625,400
3,000	Wincor Nixdorf AG	153,769	171,115

		8,485,407	11,207,429

	Computer Software and Services — 1.5%
258,400	Diebold Inc.	8,726,740	10,379,928
17,000	DST Systems Inc.	1,170,048	1,566,890
110,000	EarthLink Holdings Corp.	655,400	409,200
122,000	eBay Inc.†	5,022,242	6,107,320
62,400	Fidelity National Information Services Inc.	1,170,063	3,415,776
1,600	Google Inc., Cl. A†	518,799	935,472
1,800	Google Inc., Cl. C†	629,713	1,035,504
39,803	Guidance Software Inc.†	337,910	363,003
152,000	Internap Network Services Corp.†	1,023,795	1,071,600
20,000	InterXion Holding NV†	305,142	547,600
30,000	MedAssets Inc.†	531,888	685,200
55,000	Microsoft Corp.	1,628,938	2,293,500
189,200	NCR Corp.†	4,866,949	6,639,028
80,000	RealD Inc.†	710,148	1,020,800
95,200	Rockwell Automation Inc.	3,369,052	11,915,232
268,000	Yahoo! Inc.†	4,611,745	9,414,840

		35,278,572	57,800,893

	Consumer Products — 4.5%
20,000	Altria Group Inc.	388,525	838,800
172,000	Avon Products Inc.	3,452,337	2,512,920
30,000	Brunswick Corp.	735,843	1,263,900
11,000	Christian Dior SA	307,335	2,188,553
399,800	Church & Dwight Co. Inc.	1,287,498	27,966,010
385,000	Coty Inc., Cl. A	6,229,397	6,595,050
287,700	Energizer Holdings Inc.	9,742,891	35,108,031
3,400	Givaudan SA	1,182,809	5,670,501
32,000	Harley-Davidson Inc.	80,600	2,235,200
20,000	Kimberly-Clark Corp.	1,186,368	2,224,400
14,000	Mattel Inc.	232,540	545,580
11,000	National Presto Industries Inc.	330,178	801,240
25,000	Philip Morris International Inc.	950,939	2,107,750
48,000	Reckitt Benckiser Group plc	1,552,981	4,189,485
120,800	Sally Beauty Holdings Inc.†	975,145	3,029,664
9,000	Stanley Black & Decker Inc.	711,282	790,380
10,000	Svenska Cellulosa AB, Cl. A	169,715	260,119
50,000	Svenska Cellulosa AB, Cl. B	709,301	1,302,841
1,086,400	Swedish Match AB	12,246,558	37,722,505
10,000	Syratech Corp.†	2,000	30
4,000	The Estee Lauder Companies Inc., Cl. A	180,995	297,040
373,000	The Procter & Gamble Co.	14,298,424	29,314,070
75,000	Unilever plc, ADR	2,472,562	3,398,250

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2014 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Consumer Products (Continued)
58,000	Wolverine World Wide Inc.	$269,731	$1,511,480

		59,695,954	171,873,799

	Consumer Services — 1.9%
8,000	Allegion plc	83,954	453,440
137,000	IAC/InterActiveCorp.	1,422,577	9,484,510
527,600	Liberty Interactive Corp., Cl. A†	3,986,644	15,490,336
69,000	Liberty Ventures, Cl. A†	843,714	5,092,200
868,200	Rollins Inc.	3,008,073	26,046,000
360,000	The ADT Corp.	12,357,016	12,578,400
72,000	Tree.com Inc.†	522,739	2,098,080

		22,224,717	71,242,966

	Diversified Industrial — 4.6%
8,000	Acuity Brands Inc.	94,416	1,106,000
10,000	Albany International Corp., Cl. A	238,798	379,600
5,000	Anixter International Inc.	45,044	500,350
44,000	Blount International Inc.†	556,595	620,840
406,400	Crane Co.	6,457,612	30,219,904
140,000	Eaton Corp. plc	7,179,109	10,805,200
79,800	Greif Inc., Cl. A	721,431	4,353,888
269,471	Greif Inc., Cl. B	14,675,520	16,141,313
438,000	Honeywell International Inc.	14,058,645	40,712,100
25,000	Ingersoll-Rand plc	370,237	1,562,750
300,000	ITT Corp.	2,716,705	14,430,000
30,000	Jardine Matheson Holdings Ltd.	1,557,901	1,779,300
127,500	Jardine Strategic Holdings Ltd.	3,053,361	4,555,575
154,300	Katy Industries Inc.†	183,765	168,187
17,000	Magnetek Inc.†	306,600	405,450
245,000	Myers Industries Inc.	1,533,959	4,922,050
12,000	Nortek Inc.†	462,854	1,077,120
63,000	Pentair plc	2,144,649	4,543,560
21,300	Sulzer AG	1,972,136	2,987,957
178,000	Textron Inc.	2,231,552	6,815,620
240,000	Toray Industries Inc.	1,665,571	1,577,810
229,400	Trinity Industries Inc.	1,121,245	10,029,368
336,800	Tyco International Ltd.	7,511,135	15,358,080
6,500	Waters Corp.†	477,757	678,860

		71,336,597	175,730,882

	Electronics — 1.0%
170,000	Cypress Semiconductor Corp.	1,626,149	1,854,700
30,000	Dolby Laboratories Inc., Cl. A†	1,232,335	1,296,000
88,000	Intel Corp.	1,879,479	2,719,200
12,800	Kyocera Corp., ADR	189,423	609,024

Shares		Cost	Market Value
1,500	Mettler-Toledo International Inc.†	$212,220	$379,770
6,000	Samsung Electronics Co. Ltd., GDR(c)	1,077,139	3,876,000
820,000	Sony Corp., ADR	16,451,886	13,751,400
47,000	TE Connectivity Ltd.	1,279,666	2,906,480
267,400	Texas Instruments Inc.	6,796,886	12,779,046

		30,745,183	40,171,620

	Energy and Utilities — 6.8%
11,000	Anadarko Petroleum Corp.	652,895	1,204,170
178,400	BP plc, ADR	4,922,745	9,410,600
10,000	Cameron International Corp.†	543,605	677,100
266,000	Chevron Corp.	9,330,008	34,726,300
296,800	ConocoPhillips	6,387,471	25,444,664
218,400	CONSOL Energy Inc.	8,141,961	10,061,688
114,400	Devon Energy Corp.	1,587,695	9,083,360
6,000	Diamond Offshore Drilling Inc.	386,209	297,780
14,000	Dresser-Rand Group Inc.†	798,486	892,220
20,000	Edison International	340,000	1,162,200
216,700	El Paso Electric Co.	2,769,755	8,713,507
163,400	EOG Resources Inc.	374,166	19,094,924
299,600	Exxon Mobil Corp.	7,265,471	30,163,728
47,000	FirstEnergy Corp.	711,263	1,631,840
130,000	GenOn Energy Inc., Escrow†	0	0
178,700	Halliburton Co.	5,823,561	12,689,487
134,000	Kinder Morgan Inc.	2,319,820	4,858,840
277,900	National Fuel Gas Co.	14,217,136	21,759,570
30,000	NextEra Energy Inc.	1,496,306	3,074,400
44,000	Northeast Utilities	729,027	2,079,880
10,000	Occidental Petroleum Corp.	778,872	1,026,300
56,400	Oceaneering International Inc.	1,485,871	4,406,532
30,000	Patterson-UTI Energy Inc.	535,891	1,048,200
5,000	Phillips 66	189,129	402,150
220,000	Rowan Companies plc, Cl. A	8,220,379	7,024,600
36,000	Royal Dutch Shell plc, Cl. A, ADR	2,166,937	2,965,320
128,000	SJW Corp.	2,097,345	3,481,600
172,500	Southwest Gas Corp.	2,956,101	9,106,275
195,000	Spectra Energy Corp.	4,598,542	8,283,600
70,000	Talisman Energy Inc.	1,167,260	742,000
105,000	The AES Corp.	433,000	1,632,750
38,000	Transocean Ltd.	2,025,798	1,711,140
40,000	Wartsila OYJ Abp	2,214,891	1,983,842
870,000	Weatherford International plc†	13,930,550	20,010,000

		111,598,146	260,850,567

	Entertainment — 6.7%
195,500	Discovery Communications Inc., Cl. A†	2,034,352	14,521,740

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2014 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Entertainment (Continued)
196,500	Discovery Communications Inc., Cl. C†	$1,606,527	$14,263,935
28,000	DreamWorks Animation SKG Inc., Cl. A†	636,883	651,280
70,000	Electronic Arts Inc.†	1,148,063	2,510,900
767,400	Grupo Televisa SAB, ADR	9,296,795	26,329,494
2,500	Nintendo Co. Ltd.	394,759	299,220
209,400	Starz, Cl. A†	110,403	6,238,026
444,300	The Madison Square Garden Co., Cl. A†	1,087,066	27,746,535
285,001	Time Warner Inc.	6,625,750	20,021,320
2,231,100	Twenty-First Century Fox Inc., Cl. A	14,156,851	78,423,165
176,000	Twenty-First Century Fox Inc., Cl. B	3,686,251	6,024,480
483,534	Viacom Inc., Cl. A	14,801,470	41,946,575
25,000	Viacom Inc., Cl. B	1,051,735	2,168,250
680,000	Vivendi SA	13,550,873	16,639,189

		70,187,778	257,784,109

	Environmental Services — 1.2%
59,000	Progressive Waste Solutions Ltd.	1,232,126	1,514,530
649,300	Republic Services Inc.	8,692,277	24,653,921
20,000	Waste Connections Inc.	632,503	971,000
405,000	Waste Management Inc.	8,043,982	18,115,650

		18,600,888	45,255,101

	Equipment and Supplies — 7.3%
1,233,800	AMETEK Inc.	2,070,152	64,503,064
6,000	Amphenol Corp., Cl. A	23,162	578,040
10,000	AZZ Inc.	370,300	460,800
94,000	CIRCOR International Inc.	936,140	7,250,220
121,000	Crown Holdings Inc.†	545,504	6,020,960
180,000	CTS Corp.	1,062,935	3,366,000
8,000	Danaher Corp.	70,641	629,840
792,900	Donaldson Co. Inc.	2,772,101	33,555,528
613,000	Flowserve Corp.	2,725,709	45,576,550
53,200	Graco Inc.	2,690,894	4,153,856
224,000	GrafTech International Ltd.†	1,869,058	2,343,040
709,400	IDEX Corp.	2,646,040	57,276,956
135,000	Interpump Group SpA	551,921	1,857,798
10,000	Lawson Products Inc.†	138,376	162,900
136,000	Mueller Industries Inc.	3,654,363	3,999,760
213,600	Sealed Air Corp.	4,369,936	7,298,712
2,000	SL Industries Inc.†	5,719	59,000
48,000	Tenaris SA, ADR	1,990,246	2,263,200
93,000	The Manitowoc Co. Inc.	227,538	3,055,980
99,000	The Timken Co.	5,569,909	6,716,160
17,000	The Toro Co.	592,882	1,081,200
88,200	The Weir Group plc	371,136	3,953,241

Shares		Cost	Market Value
26,700	Valmont Industries Inc.	$213,868	$4,057,065
297,200	Watts Water Technologies Inc., Cl. A	3,456,908	18,346,156

		38,925,438	278,566,026

	Financial Services — 8.4%
15,400	Alleghany Corp.†	2,585,777	6,747,048
78,000	AllianceBernstein Holding LP	1,397,739	2,018,640
652,400	American Express Co.	18,624,022	61,893,188
7,000	Ameriprise Financial Inc.	221,427	840,000
29,700	Argo Group International Holdings Ltd.	951,631	1,517,967
52,000	Bank of America Corp.	453,096	799,240
209	Berkshire Hathaway Inc., Cl. A†	926,922	39,689,205
75,000	BKF Capital Group Inc.†	419,241	106,500
45,000	Calamos Asset Management Inc., Cl. A	512,984	602,550
65,000	Citigroup Inc.	2,290,500	3,061,500
10,000	Cullen/Frost Bankers Inc.	777,049	794,200
95,000	First Niagara Financial Group Inc.	1,178,977	830,300
170,000	Fortress Investment Group LLC, Cl. A	1,065,721	1,264,800
134,000	GAM Holding AG	1,850,414	2,553,676
198,000	H&R Block Inc.	3,349,392	6,636,960
19,000	HSBC Holdings plc, ADR	1,009,217	965,200
53,000	Interactive Brokers Group Inc., Cl. A	893,354	1,234,370
430,000	Janus Capital Group Inc.	3,856,745	5,366,400
262,000	JPMorgan Chase & Co.	10,394,934	15,096,440
95,900	Kinnevik Investment AB, Cl. A	2,113,575	4,126,475
153,000	Kinnevik Investment AB, Cl. B	3,973,635	6,521,601
245,750	KKR & Co. LP	4,554,515	5,979,098
352,900	Legg Mason Inc.	8,822,921	18,107,299
39,000	Leucadia National Corp.	359,633	1,022,580
88,200	Loews Corp.	3,880,211	3,881,682
44,200	M&T Bank Corp.	3,199,083	5,483,010
142,500	Marsh & McLennan Companies Inc.	4,171,812	7,384,350
99,800	Northern Trust Corp.	4,838,290	6,408,158
30,000	Popular Inc.†	593,108	1,025,400
138,600	State Street Corp.	3,368,429	9,322,236
20,000	SunTrust Banks Inc.	424,879	801,200
52,000	T. Rowe Price Group Inc.	1,121,438	4,389,320
666,900	The Bank of New York Mellon Corp.	19,020,332	24,995,412
48,000	The Blackstone Group LP	827,223	1,605,120
13,500	The Goldman Sachs Group Inc.	1,573,808	2,260,440
220,000	The Hartford Financial Services Group Inc.	6,537,326	7,878,200

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2014 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
147,000	The PNC Financial Services Group Inc.	$8,426,079	$13,090,350
10,000	Value Line Inc.	137,382	168,100
40,000	W. R. Berkley Corp.	1,468,924	1,852,400
155,500	Waddell & Reed Financial Inc., Cl. A	3,250,920	9,732,745
670,000	Wells Fargo & Co.	20,268,524	35,215,200

		155,691,189	323,268,560

	Food and Beverage — 11.8%
509,800	Brown-Forman Corp., Cl. A	6,149,385	47,074,932
134,200	Brown-Forman Corp., Cl. B	2,618,458	12,637,614
60,000	Campbell Soup Co.	1,691,457	2,748,600
400,000	China Mengniu Dairy Co. Ltd.	1,191,136	1,850,227
3,000	Chr Hansen Holding A/S	130,056	126,340
26,000	Coca-Cola Enterprises Inc.	508,677	1,242,280
16,500	Coca-Cola HBC AG, ADR	231,193	375,375
200,000	ConAgra Foods Inc.	6,359,769	5,936,000
86,000	Constellation Brands Inc., Cl. A†	1,917,581	7,579,180
12,000	Core-Mark Holding Co. Inc.	279,415	547,560
30,000	Crimson Wine Group Ltd.†	231,103	271,500
287,755	Danone SA	13,726,935	21,371,808
846,200	Davide Campari-Milano SpA	4,838,535	7,322,996
24,000	Dean Foods Co.	230,997	422,160
308,400	Diageo plc, ADR	11,643,716	39,250,068
84,000	Diamond Foods Inc.†	1,692,775	2,368,800
210,000	Dr Pepper Snapple Group Inc.	5,152,689	12,301,800
80,000	Farmer Brothers Co.†	983,002	1,728,800
389,950	Flowers Foods Inc.	684,686	8,220,146
41,200	Fomento Economico Mexicano SAB de CV, ADR	1,413,752	3,858,380
575,000	General Mills Inc.	10,347,963	30,210,500
2,470,000	Grupo Bimbo SAB de CV, Cl. A	1,067,738	7,221,421
10,000	Heineken Holding NV	407,450	657,470
118,000	Heineken NV	5,739,722	8,471,505
20,000	Heineken NV, ADR	481,149	716,800
115,000	Ingredion Inc.	1,372,572	8,629,600
200,000	ITO EN Ltd.	4,430,197	5,127,091
23,200	John Bean Technologies Corp.	371,543	718,968
43,000	Kellogg Co.	1,188,743	2,825,100
81,300	Kerry Group plc, Cl. A	1,052,020	6,074,957
35,000	Keurig Green Mountain Inc.	854,883	4,361,350
500,000	Kikkoman Corp.	5,747,460	10,414,096
57,000	Kraft Foods Group Inc.	2,903,575	3,417,150
19,800	LVMH Moet Hennessy Louis Vuitton SA	701,482	3,817,390
15,000	MEIJI Holdings Co. Ltd.	678,410	993,534

Shares		Cost	Market Value
424,000	Mondelēz International Inc., Cl. A	$9,100,580	$15,946,640
245,000	Morinaga Milk Industry Co. Ltd.	909,693	882,730
143,400	Nestlé SA	5,462,729	11,109,134
187,800	NISSIN FOODS HOLDINGS CO. LTD.	6,461,360	9,658,339
200,000	Parmalat SpA	569,900	684,102
274,000	PepsiCo Inc.	10,722,908	24,479,160
68,900	Pernod Ricard SA	6,160,332	8,274,038
115,422	Post Holdings Inc.†	2,248,760	5,876,134
87,000	Remy Cointreau SA	5,218,282	8,004,286
10,000	SABMiller plc	358,218	579,819
95,000	Snyder’s-Lance Inc.	2,086,704	2,513,700
45,000	Suntory Beverage & Food Ltd.	1,434,256	1,765,708
573,100	The Coca-Cola Co.	13,004,273	24,276,516
18,000	The Hain Celestial Group Inc.†	281,085	1,597,320
578,000	The Hillshire Brands Co.	22,660,769	36,009,400
21,000	The J.M. Smucker Co.	729,807	2,237,970
45,000	The WhiteWave Foods Co.†	453,697	1,456,650
600,000	Tingyi (Cayman Islands) Holding Corp.	1,488,465	1,679,913
172,422	Tootsie Roll Industries Inc.	1,743,929	5,076,104
47,000	Tyson Foods Inc., Cl. A	554,135	1,764,380
332,600	Yakult Honsha Co. Ltd.	8,612,950	16,842,584

		199,283,056	451,606,125

	Health Care — 5.3%
90,600	Actavis plc†	13,043,031	20,208,330
30,000	Aetna Inc.	1,824,027	2,432,400
115,000	Alere Inc.†	3,308,035	4,303,300
33,400	Allergan Inc.	1,529,503	5,651,948
48,584	AmerisourceBergen Corp.	2,100,880	3,530,113
66,800	Amgen Inc.	2,995,069	7,907,116
62,000	AngioDynamics Inc.†	728,399	1,012,460
80,000	Baxter International Inc.	4,258,700	5,784,000
40,700	Becton, Dickinson and Co.	3,098,508	4,814,810
28,500	Biogen Idec Inc.†	189,446	8,986,335
11,500	Bio-Rad Laboratories Inc., Cl. A†	1,167,292	1,376,665
400,000	BioScrip Inc.†	2,680,189	3,336,000
270,000	Boston Scientific Corp.†	1,945,631	3,447,900
154,800	Bristol-Myers Squibb Co.	4,005,875	7,509,348
17,500	Cepheid Inc.†	196,789	838,950
107,000	Chemed Corp.	5,047,529	10,028,040
35,000	Cigna Corp.	1,816,474	3,218,950
31,000	CONMED Corp.	619,303	1,368,650
48,000	Covidien plc	1,766,687	4,328,640
53,000	DaVita HealthCare Partners Inc.†	3,199,659	3,832,960
10,000	DENTSPLY International Inc.	190,509	473,500

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2014 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
30,000	Eli Lilly & Co.	$1,057,507	$1,865,100
45,000	Endo International plc†	1,418,438	3,150,900
44,000	Exactech Inc.†	671,660	1,110,120
121,000	Express Scripts Holding Co.†	7,313,885	8,388,930
20,000	Gerresheimer AG	1,276,756	1,379,707
20,000	HCA Holdings Inc.†	1,013,910	1,127,600
36,600	Henry Schein Inc.†	1,021,284	4,343,322
10,000	Humana Inc.	685,249	1,277,200
40,000	Idenix Pharmaceuticals Inc.†	947,804	964,000
125,000	Johnson & Johnson	6,259,745	13,077,500
12,000	Laboratory Corp. of America Holdings†	997,619	1,228,800
150,000	Lexicon Pharmaceuticals Inc.†	368,250	241,500
20,000	McKesson Corp.	1,812,699	3,724,200
12,500	Mead Johnson Nutrition Co.	731,094	1,164,625
20,000	Medivation Inc.†	1,256,138	1,541,600
145,000	Merck & Co. Inc.	4,283,496	8,388,250
30,000	Mylan Inc.†	1,309,371	1,546,800
9,000	Nobel Biocare Holding AG	214,660	133,965
73,351	Nordion Inc.†	903,157	921,289
20,000	Orthofix International NV†	722,452	725,000
28,000	Owens & Minor Inc.	837,140	951,440
50,000	Pain Therapeutics Inc.†	207,991	287,500
68,200	Patterson Companies Inc.	2,184,255	2,694,582
157,000	Pfizer Inc.	2,806,230	4,659,760
40,000	Quality Systems Inc.	728,195	642,000
44,000	Quidel Corp.†	603,237	972,840
400	Regeneron Pharmaceuticals Inc.†	43,670	112,988
76,400	Roche Holding AG, ADR	1,509,170	2,849,720
35,000	St. Jude Medical Inc.	1,447,615	2,423,750
32,000	Stryker Corp.	1,660,657	2,698,240
171,400	Tenet Healthcare Corp.†	4,974,181	8,045,516
77,000	UnitedHealth Group Inc.	3,311,142	6,294,750
15,000	WellPoint Inc.	1,242,267	1,614,150
29,000	William Demant Holding A/S†	1,359,329	2,633,241
93,800	Wright Medical Group Inc.†	1,455,213	2,945,320
14,000	Zimmer Holdings Inc.	723,823	1,454,040
3,000	Zoetis Inc.	78,000	96,810

		115,148,824	202,067,470

	Home Furnishings — 0.1%
30,000	Bed Bath & Beyond Inc.†	1,895,771	1,721,400
124,000	Blyth Inc.	1,999,592	964,720

		3,895,363	2,686,120

	Hotels and Gaming — 1.6%
17,000	Accor SA	583,813	884,335
27,000	Churchill Downs Inc.	1,179,866	2,432,970
720,000	Genting Singapore plc	989,043	767,985

Shares		Cost	Market Value
10,000	Home Inns & Hotels Management Inc., ADR†	$159,080	$342,300
47,000	Hyatt Hotels Corp., Cl. A†	1,847,087	2,866,060
170,000	International Game Technology	2,530,447	2,704,700
56,000	Interval Leisure Group Inc.	478,826	1,228,640
2,292,400	Ladbrokes plc	11,342,657	5,504,239
82,000	Las Vegas Sands Corp.	319,182	6,250,040
4,358,200	Mandarin Oriental International Ltd.	8,302,881	8,302,371
421,000	MGM Resorts International†	4,281,351	11,114,400
55,000	Orient-Express Hotels Ltd., Cl. A†	970,272	799,700
88,000	Pinnacle Entertainment Inc.†	503,408	2,215,840
35,000	Ryman Hospitality Properties Inc.	958,935	1,685,250
92,000	Starwood Hotels & Resorts Worldwide Inc.	1,805,608	7,435,440
2,030,000	The Hongkong & Shanghai Hotels Ltd.	2,748,224	2,891,619
110,000	Universal Entertainment Corp.	1,418,966	1,951,236
10,000	Wyndham Worldwide Corp.	249,886	757,200
11,000	Wynn Resorts Ltd.	858,342	2,283,160

		41,527,874	62,417,485

	Machinery — 3.3%
121,500	Caterpillar Inc.	799,951	13,203,405
280,000	CNH Industrial NV, Brsaltaliana	2,940,908	2,875,531
1,531,200	CNH Industrial NV, New York	12,317,794	15,648,864
678,000	Deere & Co.	5,238,965	61,392,900
32,000	Kennametal Inc.	1,326,346	1,480,960
26,000	Mueller Water Products Inc., Cl. A	192,104	224,640
750,000	Xylem Inc.	10,158,027	29,310,000
41,000	Zebra Technologies Corp., Cl. A†	1,382,499	3,375,120

		34,356,594	127,511,420

	Manufactured Housing and Recreational Vehicles — 0.1%
32,000	Cavco Industries Inc.†	605,460	2,729,600
32,000	Nobility Homes Inc.†	513,681	369,920
49,000	Skyline Corp.†	478,956	201,390

		1,598,097	3,300,910

	Metals and Mining — 1.7%
68,000	Agnico Eagle Mines Ltd.	2,574,245	2,604,400
400,000	Alcoa Inc.	3,989,429	5,956,000
311,600	Barrick Gold Corp.	5,836,000	5,702,280
75,000	Cliffs Natural Resources Inc.	1,346,325	1,128,750
95,000	Franco-Nevada Corp.	3,312,359	5,447,300
215,800	Freeport-McMoRan Copper & Gold Inc.	4,435,710	7,876,700

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2014 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Metals and Mining (Continued)
85,000	Global Brass & Copper Holdings Inc.	$1,402,892	$1,436,500
50,000	Kinross Gold Corp.†	359,224	207,000
14,000	Labrador Iron Ore Royalty Corp.	471,866	402,530
52,000	New Hope Corp. Ltd.	70,252	131,410
611,000	Newmont Mining Corp.	16,026,482	15,543,840
160,000	Peabody Energy Corp.	3,290,204	2,616,000
136,400	Royal Gold Inc.	6,033,004	10,382,768
160,000	Silver Wheaton Corp.	3,198,403	4,203,200
240,000	Turquoise Hill Resources Ltd.†	1,168,176	801,600

		53,514,571	64,440,278

	Publishing — 1.2%
2,500	Graham Holdings Co., Cl. B	1,730,875	1,795,275
200,000	Il Sole 24 Ore SpA†	330,379	238,532
160,100	McGraw Hill Financial Inc.	1,396,904	13,293,103
430,000	Media General Inc.†	3,531,841	8,827,900
66,000	Meredith Corp.	1,436,874	3,191,760
552,225	News Corp., Cl. A†	2,025,579	9,906,917
185,000	News Corp., Cl. B†	2,745,728	3,228,250
20,000	Nielsen NV	566,418	968,200
92,000	The E.W. Scripps Co., Cl. A†	739,898	1,946,720
25,000	The New York Times Co., Cl. A	228,978	380,250
31,137	Time Inc.†	254,072	754,138

		14,987,546	44,531,045

	Real Estate — 0.3%
11,000	Brookfield Asset Management Inc., Cl. A	294,496	484,220
70,000	Forest City Enterprises Inc., Cl. A†	1,331,645	1,390,900
104,000	Griffin Land & Nurseries Inc.	1,510,666	3,068,000
10,000	QTS Realty Trust Inc., Cl. A	211,719	286,300
242,300	The St. Joe Co.†	1,815,941	6,161,689

		5,164,467	11,391,109

	Real Estate Investment Trusts — 0.1%
14,422	Host Hotels & Resorts Inc.	290,636	317,428
200	Vornado Realty Trust	17,234	21,346
149,800	Weyerhaeuser Co.	3,155,638	4,956,882

		3,463,508	5,295,656

	Retail — 2.7%
106,600	Aaron’s Inc.†	580,821	3,799,224
126,600	AutoNation Inc.†	1,055,608	7,555,488
111,000	Costco Wholesale Corp.	5,655,834	12,782,760
235,000	CST Brands Inc.	7,519,156	8,107,500
359,600	CVS Caremark Corp.	12,051,313	27,103,052
74,000	HSN Inc.	1,814,284	4,383,760

			Market
Shares		Cost	Value
310,000	J.C. Penney Co. Inc.†	$3,966,189	$2,805,500
50,000	Krispy Kreme Doughnuts Inc.†	360,134	799,000
1,900,000	Lianhua Supermarket Holdings Ltd., Cl. H†	2,965,641	1,041,882
198,000	Macy’s Inc.	3,340,047	11,487,960
50,000	Murphy USA Inc.†	2,116,202	2,444,500
50,000	Outerwall Inc.†	2,531,318	2,967,500
14,857	Rush Enterprises Inc., Cl. B†	337,936	467,253
54,400	The Cheesecake Factory Inc.	1,610,898	2,525,248
36,600	The Home Depot Inc.	1,137,547	2,963,136
65,600	The Kroger Co.	398,570	3,242,608
25,000	Walgreen Co.	805,856	1,853,250
40,400	Wal-Mart Stores Inc.	2,047,814	3,032,828
116,000	Whole Foods Market Inc.	1,598,976	4,481,080

		51,894,144	103,843,529

	Specialty Chemicals — 1.4%
27,000	Airgas Inc.	1,747,988	2,940,570
22,000	Ashland Inc.	1,227,512	2,392,280
180,000	Chemtura Corp.†	3,742,367	4,703,400
615,000	Ferro Corp.†	5,224,736	7,724,400
110,000	General Chemical Group Inc.†	365,584	1,980
60,100	H.B. Fuller Co.	446,529	2,890,810
113,100	International Flavors & Fragrances Inc.	5,442,031	11,794,068
1,800	NewMarket Corp.	191,887	705,798
400,000	OMNOVA Solutions Inc.†	1,095,242	3,636,000
11,000	Praxair Inc.	1,148,655	1,461,240
237,800	Sensient Technologies Corp.	4,512,330	13,250,216
20,000	SGL Carbon SE†	710,719	657,949
65,000	Zep Inc.	735,432	1,147,900

		26,591,012	53,306,611

	Telecommunications — 2.0%
45,000	AT&T Inc.	1,084,032	1,591,200
40,000	CenturyLink Inc.	699,240	1,448,000
1,400,000	Cincinnati Bell Inc.†	5,341,647	5,502,000
310,000	Deutsche Telekom AG, ADR	5,123,787	5,431,200
30,000	Hellenic Telecommunications Organization SA†	435,110	443,653
25,000	Hellenic Telecommunications Organization SA, ADR†	111,368	185,000
66,000	Intelsat SA†	1,209,688	1,243,440
15,000	Level 3 Communications Inc.†	321,762	658,650
57,000	Loral Space & Communications Inc.†	2,251,234	4,143,330
200,000	NII Holdings Inc.†	861,141	110,000
170,000	Oi SA, ADR	1,251,887	145,877
12,000	Orange SA, ADR	145,985	189,600
240,000	Portugal Telecom SGPS SA	2,224,939	879,419
147,415	Sprint Corp.†	835,837	1,257,450

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2014 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Telecommunications (Continued)
3,057,800	Telecom Italia SpA†	$1,706,079	$3,873,018
175,000	Telecom Italia SpA, ADR†	1,222,253	2,208,500
46,500	Telefonica Brasil SA, ADR	911,624	953,715
276,201	Telefonica SA, ADR	3,373,781	4,739,609
1,086,510	Telephone & Data Systems Inc.	21,816,303	28,368,776
91,000	tw telecom inc.†	1,660,172	3,668,210
187,800	Verizon Communications Inc.	6,388,559	9,189,054
48,000	VimpelCom Ltd., ADR	675,422	403,200

		59,651,850	76,632,901

	Transportation — 0.6%
334,100	GATX Corp	8,593,790	22,364,654
4,000	Kansas City Southern	7,317	430,040
46,000	Providence and Worcester Railroad Co.	710,155	839,500

		9,311,262	23,634,194

	Wireless Communications — 0.6%
117,400	America Movil SAB de CV, Cl. L, ADR	358,790	2,436,050
4,000	Millicom International Cellular SA	403,448	366,440
53,200	Millicom International Cellular SA, SDR	4,994,343	4,872,881
250,000	NTT DoCoMo Inc.	3,573,391	4,274,221
21,857	Tim Participacoes SA, ADR	157,720	634,509
180,289	United States Cellular Corp.†	8,787,251	7,355,791
5,000	ViaSat Inc.†	305,152	289,800
65,454	Vodafone Group plc, ADR	3,164,299	2,185,509

		21,744,394	22,415,201

	TOTAL COMMON STOCKS	1,503,543,244	3,813,946,344

	PREFERRED STOCKS — 0.0%
	Health Care — 0.0%
31,580	The Phoenix Companies Inc., 7.450%	674,937	773,710

	RIGHTS — 0.0%
	Health Care — 0.0%
20,000	American Medical Alert Corp.†	0	200

	WARRANTS — 0.0%
	Automotive: Parts and Accessories — 0.0%
14,727	Federal-Mogul Holdings Corp., expire 12/27/14†	411,720	78

	Energy and Utilities — 0.0%
300,000	Kinder Morgan Inc., expire 05/25/17†	343,263	834,000

			Market
Shares		Cost	Value
	Hotels and Gaming — 0.0%
200,000	Indian Hotels Co. Ltd., expire 05/14/18†(d)	$329,280	$342,000

	TOTAL WARRANTS	1,084,263	1,176,078

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.6%
$21,478,000	U.S. Treasury Bills, 0.020% to 0.070%††, 08/21/14 to 12/18/14	21,475,516	21,475,745

	TOTAL INVESTMENTS — 100.0%	$1,526,777,960	3,837,372,077

	Other Assets and Liabilities (Net) — 0.0%		480,445

	NET ASSETS — 100.0%		$3,837,852,522

(a)

At June 30, 2014, the Fund held an investment in a restricted and illiquid security amounting to $498,785 or 0.01% of net assets, which was valued under methods approved by the Board of Trustees as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	06/30/14 Carrying Value Per Share
291,450,000	Rolls-Royce Holdings plc, Cl. C	04/23/14	$488,994	$0.0017

(b)	Denoted in units.
(c)

Security purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2014, the market value of the Regulation S security amounted to $3,876,000 or 0.10% of net assets, which was valued under methods approved by the Board of Trustees as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	06/30/14 Carrying Value Per Share
6,000	Samsung Electronics Co. Ltd., GDR	07/15/04	$1,077,139	$646.00

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2014 (Unaudited)

(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the market value of the Rule 144A security amounted to $342,000 or 0.01% of net assets.

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Asset Fund

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

Assets:
Investments, at value (cost $1,526,777,960)	$3,837,372,077
Receivable for Fund shares sold	3,912,773
Receivable for investments sold	24,068
Dividends receivable	5,134,453
Prepaid expenses	91,209

Total Assets	3,846,534,580

Liabilities:
Payable to custodian	16,094
Payable for investments purchased	229,478
Payable for Fund shares redeemed	3,885,749
Payable for investment advisory fees	3,133,512
Payable for distribution fees	793,611
Payable for accounting fees	11,250
Other accrued expenses	612,364

Total Liabilities	8,682,058

Net Assets (applicable to 55,924,056 shares outstanding)	$3,837,852,522

Net Assets Consist of:
Paid-in capital	$1,476,512,725
Accumulated net investment income	8,038,711
Accumulated net realized gain on investments and foreign currency transactions	42,718,167
Net unrealized appreciation on investments	2,310,594,117
Net unrealized depreciation on foreign currency translations	(11,198)

Net Assets	$3,837,852,522

Shares of Beneficial Interest, each at $0.01 par value; unlimited number of shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($3,269,508,961 ÷ 47,559,197 shares outstanding)	$68.75

Class A:
Net Asset Value and redemption price per share ($124,521,156 ÷ 1,825,064 shares outstanding)	$68.23

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$72.39

Class C:
Net Asset Value and offering price per share ($123,335,057 ÷ 1,879,471 shares outstanding)	$65.62	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($320,487,348 ÷ 4,660,324 shares outstanding)	$68.77

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $661,667)	$33,145,656
Interest	7,078

Total Investment Income	33,152,734

Expenses:
Investment advisory fees	18,242,407
Distribution fees - Class AAA	3,907,990
Distribution fees - Class A	146,100
Distribution fees - Class C	560,744
Shareholder services fees	1,127,701
Custodian fees	202,090
Shareholder communications expenses	164,534
Trustees’ fees	94,222
Registration expenses	53,910
Legal and audit fees	38,906
Accounting fees	22,500
Interest expense	1,744
Miscellaneous expenses	93,279

Total Expenses	24,656,127

Less:
Advisory fee reduction on unsupervised assets (Note 3)	(2,648)

Net Expenses	24,653,479

Net Investment Income	8,499,255

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	58,675,877
Net realized loss on foreign currency transactions	(30,095)

Net realized gain/(loss) on investments and foreign currency transactions	58,645,782

Net change in unrealized appreciation/depreciation:
on investments	124,997,000
on foreign currency translations	(14,256)

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	124,982,744

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	183,628,526

Net Increase in Net Assets Resulting from Operations	$192,127,781

See accompanying notes to financial statements.

The Gabelli Asset Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations:
Net investment income	$8,499,255	$11,254,782
Net realized gain/(loss) on investments and foreign currency transactions	58,645,782	163,424,615
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	124,982,744	726,924,090

Net Increase in Net Assets Resulting from Operations	192,127,781	901,603,487

Distributions to Shareholders:
Net investment income
Class AAA	—	(9,499,483)
Class A	—	(375,094)
Class I	—	(1,451,174)

	—	(11,325,751)

Net realized gain
Class AAA	—	(139,537,116)
Class A	—	(4,979,065)
Class C	—	(4,706,701)
Class I	—	(12,158,812)

	—	(161,381,694)

Total Distributions to Shareholders	—	(172,707,445)

Shares of Beneficial Interest Transactions:
Class AAA	(72,487,561)	44,788,800
Class A	5,490,316	18,718,474
Class C	12,880,282	33,703,557
Class I	23,856,007	73,874,564

Net Increase/(Decrease) in Net Assets from Shares of Beneficial Interest Transactions	(30,260,956)	171,085,395

Redemption Fees	2,622	8,574

Net Increase in Net Assets	161,869,447	899,990,011
Net Assets:
Beginning of year	3,675,983,075	2,775,993,064

End of period (including undistributed net investment income of $8,038,711 and $0, respectively)	$3,837,852,522	$3,675,983,075

See accompanying notes to financial statements.

The Gabelli Asset Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions						Ratios to Average Net Assets/ Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees (a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (in 000’s)	Net Investment Income (Loss)	Operating Expenses	Portfolio Turnover Rate
Class AAA
2014(c)	$65.31	$ 0.15	$ 3.29	$ 3.44	—	—	—	$0.00	$68.75	5.3%	$3,269,509	0.47%(d)	1.35%(d)	2%
2013	51.87	0.21	16.42	16.63	$(0.20)	$(2.99)	$(3.19)	0.00	65.31	32.4	3,178,406	0.35	1.35	7
2012	47.60	0.50	7.10	7.60	(0.52)	(2.81)	(3.33)	0.00	51.87	16.0	2,487,368	0.97	1.38	4
2011	48.93	0.19	(0.41)	(0.22)	(0.18)	(0.93)	(1.11)	0.00	47.60	(0.4)	2,527,218	0.39	1.37	8
2010	40.21	0.15	9.13	9.28	(0.15)	(0.41)	(0.56)	0.00	48.93	23.1	2,571,513	0.35	1.38	7
2009	31.01	0.25	9.22	9.47	(0.27)	—	(0.27)	0.00	40.21	30.5	2,107,979	0.74	1.40	7
Class A
2014(c)	$64.82	$ 0.15	$ 3.26	$ 3.41	—	—	—	$0.00	$68.23	5.3%	$ 124,521	0.48%(d)	1.35%(d)	2%
2013	51.52	0.20	16.32	16.52	$(0.23)	$(2.99)	$(3.22)	0.00	64.82	32.4	112,707	0.33	1.35	7
2012	47.30	0.50	7.05	7.55	(0.52)	(2.81)	(3.33)	0.00	51.52	16.0	74,713	0.98	1.38	4
2011	48.65	0.21	(0.42)	(0.21)	(0.21)	(0.93)	(1.14)	0.00	47.30	(0.4)	66,330	0.43	1.37	8
2010	40.01	0.15	9.07	9.22	(0.17)	(0.41)	(0.58)	0.00	48.65	23.0	23,280	0.34	1.38	7
2009	30.85	0.25	9.17	9.42	(0.26)	—	(0.26)	0.00	40.01	30.5	13,216	0.75	1.40	7
Class C
2014(c)	$62.58	$(0.08)	$ 3.12	$ 3.04	—	—	—	$0.00	$65.62	4.9%	$ 123,335	(0.27)%(d)	2.10%(d)	2%
2013	50.01	(0.24)	15.80	15.56	—	$(2.99)	$(2.99)	0.00	62.58	31.4	104,620	(0.41)	2.10	7
2012	46.05	0.13	6.82	6.95	$(0.18)	(2.81)	(2.99)	0.00	50.01	15.1	54,546	0.27	2.13	4
2011	47.53	(0.15)	(0.40)	(0.55)	—	(0.93)	(0.93)	0.00	46.05	(1.1)	41,146	(0.32)	2.12	8
2010	39.25	(0.17)	8.86	8.69	—	(0.41)	(0.41)	0.00	47.53	22.1	17,240	(0.40)	2.13	7
2009	30.31	(0.01)	9.00	8.99	(0.05)	—	(0.05)	0.00	39.25	29.6	8,916	(0.03)	2.15	7
Class I
2014(c)	$65.25	$ 0.24	$ 3.28	$ 3.52	—	—	—	$0.00	$68.77	5.4%	$ 320,488	0.73%(d)	1.10%(d)	2%
2013	51.82	0.36	16.42	16.78	$(0.36)	$(2.99)	$(3.35)	0.00	65.25	32.7	280,250	0.60	1.10	7
2012	47.56	0.67	7.06	7.73	(0.66)	(2.81)	(3.47)	0.00	51.82	16.3	159,366	1.30	1.13	4
2011	48.90	0.34	(0.44)	(0.10)	(0.31)	(0.93)	(1.24)	0.00	47.56	(0.2)	94,896	0.69	1.12	8
2010	40.18	0.27	9.11	9.38	(0.25)	(0.41)	(0.66)	0.00	48.90	23.4	38,532	0.62	1.13	7
2009	30.97	0.33	9.24	9.57	(0.36)	—	(0.36)	0.00	40.18	30.9	6,080	0.99	1.15	7

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended June 30, 2014, unaudited.
(d)	Annualized.

See accompanying notes to financial statements.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Asset Fund was organized on November 25, 1985 as a Massachusetts business trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is growth of capital. The Fund commenced investment operations on March 3, 1986.

2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
—	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2014 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/14
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Aerospace	$65,234,739	—	$498,785	$ 65,733,524
Airlines	4,914,968	—	185,000	5,099,968
Consumer Products	171,873,769	—	30	171,873,799
Energy and Utilities	260,850,567	—	0	260,850,567
Other Industries (a)	3,310,388,486	—	—	3,310,388,486

Total Common Stocks	3,813,262,529	—	683,815	3,813,946,344

Preferred Stocks (a)	773,710	—	—	773,710
Rights (a)	—	—	200	200
Warrants (a)	834,078	$ 342,000	—	1,176,078
U.S. Government Obligations	—	21,475,745	—	21,475,745

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$3,814,870,317	$21,817,745	$684,015	$3,837,372,077

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have material transfers among Level 1, Level 2, and Level 3 during the six months ended June 30, 2014. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at June 30, 2014, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. During the six months ended June 30, 2014, the Fund held no investments in forward foreign exchange contracts.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of June 30, 2014, refer to the Schedule of Investments.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Custodian Fee Credits. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.”

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2013 was as follows:

Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$16,013,291
Net long term capital gains	156,694,154

Total distributions paid	$172,707,445

Provision For Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short term or long term capital losses.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2014:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$1,542,470,140	$2,339,304,900	$(44,402,963)	$2,294,901,937

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

threshold. For the six months ended June 30, 2014, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2014, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets, of the Fund with respect to which the Adviser transferred dispositive and voting control to the Fund’s Proxy Voting Committee. During the six months ended June 30, 2014, the Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent with respect to such securities, and the Adviser reduced its fee with respect to such securities by $2,648.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $18,000 plus $2,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Trustee each receive an annual fee of $2,000. The Chairman of the Proxy Voting Committee and Nominating Committee each receive $1,000 annually. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2014, other than short term securities and U.S. Government obligations, aggregated $91,275,519 and $108,775,291, respectively.

6. Transactions with Affiliates. During the six months ended June 30, 2014, the Fund paid brokerage commissions on security trades of $56,435 to G.research, Inc., an affiliate of the Adviser. Additionally, the Distributor retained a total of $51,182 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2014, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR rate plus 100 basis points or the sum of the federal funds rate plus 100 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. During the six months ended June 30, 2014, there were no borrowings under the line of credit.

8. Shares of Beneficial Interest. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from the Distributor, through selected broker/dealers, or the transfer agent. Class I Shares are offered without a sales charge, solely to certain institutions, directly through the Distributor, or brokers that have entered into selling agreements specifically with respect to Class I Shares. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2014 and the year ended December 31, 2013, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of beneficial interest were as follows:

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	1,532,053	$99,927,979	4,423,832	$263,159,452
Shares issued upon reinvestment of distributions	—	—	2,286,536	142,336,582
Shares redeemed	(2,637,578)	(172,415,540)	(5,996,588)	(360,707,234)

Net increase/(decrease)	(1,105,525)	$(72,487,561)	713,780	$44,788,800

Class A
Shares sold	297,012	$19,249,824	706,248	$42,350,728
Shares issued upon reinvestment of distributions	—	—	71,553	4,420,533
Shares redeemed	(210,717)	(13,759,508)	(489,225)	(28,052,787)

Net increase	86,295	$5,490,316	288,576	$18,718,474

Class C
Shares sold	331,155	$20,636,496	718,776	$41,515,359
Shares issued upon reinvestment of distributions	—	—	56,269	3,356,995
Shares redeemed	(123,563)	(7,756,214)	(193,750)	(11,168,797)

Net increase	207,592	$12,880,282	581,295	$33,703,557

Class I
Shares sold	737,085	$48,167,607	1,815,870	$109,706,548
Shares issued upon reinvestment of distributions	—	—	191,925	11,933,903
Shares redeemed	(371,448)	(24,311,600)	(788,463)	(47,765,887)

Net increase	365,637	$23,856,007	1,219,332	$73,874,564

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Other Matters. On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York (the “Court”) against the Executive Vice President and Chief Operating Officer (the “Officer”) of the Adviser, alleging violations of certain federal securities laws arising from the same matter. On May 2, 2014, the SEC filed with the Court a stipulation of voluntary dismissal of the civil action against the Officer and on June 19, 2014, the Court approved the stipulation and entered an order of dismissal of the action against the Officer. The settlement by the Adviser and the disposition of the action against the Officer did not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Asset Fund

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited)

At its meeting on February 25, 2014, the Board of Trustees (“Board”) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not “interested persons” of the Fund (the “Independent Board Members”). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium, and long term performance of the Fund against a peer group of multi-cap core funds chosen by Lipper as being comparable. The Independent Board Members noted that the Fund’s performance was in the third quintile of the funds in its category for the one year period, the second quintile for the three year period and the second quintile for the five year period.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a large portion of the Fund’s portfolio transactions were executed by an affiliated broker and that another affiliated broker received distribution fees and minor amounts of sales commissions.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of multi-cap and core value funds and noted that the advisory fee includes substantially all administrative services for the Fund as well as investment advisory services of the Adviser. The Independent Board Members noted that the Fund’s expense ratios and the Fund’s size were above average within this group. The Independent Board Members also noted that the advisory fee structure was the same as that in effect for most of the Gabelli funds.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a good performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were reasonable in light of the Fund’s performance and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment advisory agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board

The Gabelli Asset Fund

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited) (Continued)

Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

THE GABELLI ASSET FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1977 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA with honors from Columbia Business School.

Jeffrey J. Jonas, CFA, joined Gabelli in 2003 as a research analyst. He focuses on companies in the cardiovascular, healthcare services, and pharmacy benefits management sectors, among others. He also serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA from Columbia Business School.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI ASSET FUND

One Corporate Center

Rye, New York 10580-1422

t   800-GABELLI (800-422-3554)

f   914-921-5118

e  info@gabelli.com

    GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

John D. Gabelli

Senior Vice President,

G.research, Inc.

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Werner J. Roeder, MD

Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Asset Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Overall Morningstar Rating ™

Morningstar® rated The Gabelli Asset Fund Class AAA Shares 5 stars overall, 3 stars for the three year period, and 5 stars for the five and ten year periods ended June 30, 2014 among 1,338, 1,338, 1,192, and 798 Large Blend funds, respectively. Morningstar Rating™ is based on risk-adjusted returns.

GAB405Q214SR

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Asset Fund

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/02/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/02/2014

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	9/02/2014

* Print the name and title of each signing officer under his or her signature.